Redeemable Noncontrolling Interest - Schedule of Ownership (Q3) (Details) - AON LLC	Sep. 30, 2023 shares
Equity, Attributable to Noncontrolling Interest [Roll Forward]
Beginning balance (in units)	0
Common Units issued (in units)	34,724,025
Series A Preferred Units Issued	6,651,610
Total Units Issued	41,375,635
Ending balance (in units)	41,375,635
Allocation of income to controlling and noncontrolling interests (in percent)	1
Allocation of losses to controlling and noncontrolling interests (in percent)	1
AON Inc.
Equity, Attributable to Noncontrolling Interest [Roll Forward]
Beginning balance (in units)	0
Common Units issued (in units)	6,614,229
Series A Preferred Units Issued	6,651,610
Total Units Issued	13,265,839
Ending balance (in units)	13,265,839
Allocation of income to controlling and noncontrolling interests (in percent)	0.321
Allocation of losses to controlling and noncontrolling interests (in percent)	0.19
Common unit excluded from issuance (in units)	2,839,375
Legacy AON Shareholders
Equity, Attributable to Noncontrolling Interest [Roll Forward]
Beginning balance (in units)	0
Common Units issued (in units)	28,109,796
Series A Preferred Units Issued	0
Total Units Issued	28,109,796
Ending balance (in units)	28,109,796
Allocation of income to controlling and noncontrolling interests (in percent)	0.679
Allocation of losses to controlling and noncontrolling interests (in percent)	0.81